CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Revenue	$ 24,960	$ 2,374	$ 47,595	$ 2,374	$ 96,637	$ 288	$ 112,662	$ 160,257
Cost of goods sold	1,710	1,820	15,516	1,820	56,080	140	63,220	78,736
Gross Margin	23,250	554	32,079	554	40,557	148	49,442	81,521
General and administrative expense	1,950,974	272,870	2,516,696	585,824	3,561,566	1,874,465	9,464,458	11,981,153
Operations expense	148,563	175,530	218,300	267,121	351,662	276,998	1,529,534	1,747,834
Sales and marketing expense	29,164	68,534	61,064	88,258	232,716	199,593	888,485	949,549
Interest expense	89,271	57,913	144,758	115,085	230,374	147,093	667,107	811,866
Loss (gain) on valuation of equity-linked financial instruments	(58,947)	(186,187)	(59,597)	(190,915)	151,118	(1,145,292)	(631,186)	(690,783)
Total expense	2,159,025	388,660	2,881,221	865,373	4,527,436	1,352,857	11,918,398	14,799,619
Net income (loss) available to common shareholders	$ (2,135,775)	$ (388,106)	$ (2,849,142)	$ (864,819)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (14,718,098)
Loss per common share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.18)	$ (0.11)	$ (2.04)	$ (1.86)
Weighted average shares used in computation - basic and diluted (in shares)	54,656,895	22,669,526	44,619,113	19,630,580	24,282,433	12,771,683	5,820,397	7,920,827